AST BOND PORTFOLIO 2027
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investment — 95.0%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $34,517,214)	3,454,770	$38,727,977
Short-Term Investment — 2.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,171,188)	1,171,188	1,171,188

TOTAL INVESTMENTS—97.9% (cost $35,688,402)(wa)		39,899,165

Other assets in excess of liabilities(z) — 2.1%		863,111

Net Assets — 100.0%		$40,762,276

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
137	2 Year U.S. Treasury Notes	Jun. 2026	$28,420,008	$(205,350)
Short Positions:
102	5 Year U.S. Treasury Notes	Jun. 2026	11,034,328	143,478
39	10 Year U.S. Treasury Notes	Jun. 2026	4,330,828	75,360
32	10 Year U.S. Ultra Treasury Notes	Jun. 2026	3,632,500	55,277
44	20 Year U.S. Treasury Bonds	Jun. 2026	5,010,500	123,382
25	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	2,914,063	88,444
				485,941
				$280,591
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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